Nature of operations (Details)				12 Months Ended
	Nov. 30, 2021	Apr. 26, 2021	Oct. 15, 2019	Dec. 31, 2021 operating_mine
Entity Information [Line Items]
Number of operating mines				3
Calibre, Nicaragua
Entity Information [Line Items]
Proportion of ownership interest in associate			33.00%
BeMetals
Entity Information [Line Items]
Proportion of ownership interest in associate		19.00%
Mining property | Calibre, Nicaragua
Entity Information [Line Items]
Proportion of ownership interest in associate				33.00%
Expected proportion of ownership interest in associate, diluted				0.25
Mining property | BeMetals
Entity Information [Line Items]
Proportion of ownership interest in associate				19.00%
Burkina Faso | Mining property
Entity Information [Line Items]
Percentage of ownership interest in subsidiary	81.00%
COLOMBIA | Mining property
Entity Information [Line Items]
Proportion of ownership interest in joint operation (in percentage)				50.00%